Statements of Consolidated Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 1,584	$ 1,108
Property, plant, and equipment	71,673	23,712
Right-of-use assets	73,845	45,612
Other non-current financial assets	7,007	5,517
Total non-current assets	154,109	75,949
Current assets
Inventories	1,606	2,897
Trade receivables	5,171	2,959
Subsidies receivables	10,703	9,140
Other current assets	29,643	15,617
Current financial assets	27,091	20,385
Cash and cash equivalents	241,148	340,522
Total current assets	315,362	391,520
TOTAL ASSETS	469,471	467,469
Shareholders' equity
Share capital	2,785	2,767
Premiums related to the share capital	863,912	843,478
Currency translation adjustment	(4,089)	(22,641)
Retained earnings	(505,961)	(406,390)
Net income (loss)	(81,074)	(102,091)
Total shareholders' equity - Group Share	275,573	315,123
Non-controlling interests	33,273	40,347
Total shareholders' equity	308,846	355,470
Non-current liabilities
Non-current financial liabilities	28,836
Non-current lease debts	75,764	46,540
Non-current provisions	4,010	2,855
Total non-current liabilities	108,610	49,395
Current liabilities
Current lease debts	6,696	1,067
Trade payables	24,609	29,264
Deferred revenues and contract liabilities	452	20,033
Current provisions	1,131	3,743
Other current liabilities	19,127	8,497
Total current liabilities	52,015	62,604
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 469,471	$ 467,469